EMPLOYEE BENEFITS (Details) - Schedule of composition of employee benefits - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Defined Benefit Plans Abstract
Retirements payments	$ 64,824	$ 56,126
Resignation payments	9,722	8,802
Other obligations	19,024	17,437
Total liability for employee benefits	$ 93,570	$ 82,365	$ 101,087